BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
BORROWINGS
Schedule of borrowings and thier securities

Borrowings were as follows as of the respective balance sheet dates:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Short-term bank borrowings	234,500	34,000	5,211
Long-term bank borrowings, current portion	32,500	68,500	10,498
Other long-term borrowings, current portion	—	111,828	17,138
	267,000	214,328	32,847
Long-term bank borrowings, non-current portion	79,500	605,119	92,738
Other long-term borrowings, non-current portion	—	281,877	43,200
Total borrowings	346,500	1,101,324	168,785

Borrowings as of December 31, 2019 and 2020 were secured by the following:

December 31, 2019

Short-term bank borrowings	Secured by
(RMB)
34,500	Unsecured borrowings.

200,000	Secured by restricted cash of RMB215,816.
234,500

Long-term bank borrowings (including current portion)	Secured by
(RMB)
112,000	Secured by a subsidiary’s fixed assets and land-use right with net book value of RMB203,747 and RMB15,989, respectively (Note 8/Note 10).
112,000

13.  BORROWINGS (CONTINUED)

December 31, 2020

Short-term bank borrowings	Secured by
(RMB)
34,000	Unsecured borrowings.

34,000

Long-term borrowings (including current portion)	Secured by
(RMB)
404,781	Secured by subsidiary’s property and equipment and land-use right with net book value of RMB505,004 (US$77,395) and RMB40,034 (US$6,135), respectively (Note 8/Note 10).
271,861	Secured by a subsidiary’s property and equipment and land-use right with net book value of RMB130,369 (US$19,980) and RMB100,966 (US$15,474), respectively (Note 8/Note 10), and a subsidiary’s stock.
190,682	Unsecured borrowing.
100,000	Secured by a subsidiary’s stock and the restricted cash of RMB104,400 (US$16,000).
100,000	Secured by a subsidiary’s stock.
1,067,324